Redeemable Noncontrolling Interest (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 89,181,000	$ 0	$ 80,792,000	$ 0
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	(9,777,000)	$ 10,000	(13,020,000)	(13,309,000)	$ (6,000)	$ 0
Noncontrolling Interest, Change in Redemption Value	(2,784,000)		21,409,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	76,584,000		$ 89,181,000	$ 89,181,000	$ 0
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	$ (9,813,000)